UNITED STATES
                    SECURITIES AND EXCHANGE   COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 2006

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Owenoke Capital Management, LLC
Address:  150 E. 58th St. 21st Floor
          New York, NY  10155

Form 13F File Number:    28-7744

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David Korus
Title:    Managing Member
Phone:    212 223-2800

Signature, Place and Date of Signing:
David R. Korus                New York, NY        May 10, 2006
          [Signature]                   [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___  13F   COMBINATION REPORT.  (Check here if a portion of the holdings for
     this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      39

Form 13F Information Table Value Total:      $409,757 (X 1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


NAME OF ISSUER                TITLE OF  CUSIP          VALUE          SHARES
INV    OTHER   VOTING AUTH.
                              CLASS                    X1000
DISC   MGR          SOLE

ANALOG DEVICES                        COM   03265410         5594      146100
SH          SOLE              146100
ADVANCED ENERGY INDUSTRIES INC        COM   00797310          283       20000
SH          SOLE               20000
APPLIED FILMS CORP.                   COM   03819710          972       50000
SH          SOLE               50000
APPLIED MICRO CIRCUITS                COM   03822W10         2768      680100
SH          SOLE              680100
AMKOR TECH                            COM   03165210         2447      283200
SH          SOLE              283200
ANADIGICS                             COM   03251510         7900     1000000
SH          SOLE             1000000
ANDREW CORP.                          COM   03442510         4421      360000
SH          SOLE              360000
BORLAND SOFTWARE CORPORATION          COM   09984910         1731      320500
SH          SOLE              320500
BROOKS AUTOM                          COM   11434010         1873      131500
SH          SOLE              131500
CIENA                                 COM   17177910         4168      800000
SH          SOLE              800000
EBAY INC.                             COM   27864210         3900      100000
SH          SOLE              100000
FOCUS ENHANCEMENTS INC.               COM   34415910           33       50000
SH          SOLE               50000
INTERNATIONAL BUSINESS MACHINES       COM   45920010         4124       50000
SH          SOLE               50000
INTEGRATED DEVICE TECHNOLOGY          COM   45811810         4458      300000
SH          SOLE              300000
IONA TECHNOLOGIES PLC ADR             COM   46206P10          240       57100
SH          SOLE               57100
INTERWOVEN INC.                       COM   46114T50         1056      117500
SH          SOLE              117500
KEMET CORP                            COM   48836010         2462      260000
SH          SOLE              260000
LUCENT TECHNOLOGIES                   COM   54946310         4590     1500000
SH          SOLE             1500000
MENTOR GRAPHICS CORP.                 COM   58720010         2200      199100
SH          SOLE              199100
MICRON TECHNOLOGY                     COM   59511210         6845      465000
SH          SOLE              465000
NCR CORPORATION COM                   PUT   62886E0PH        4179      100000
SH   PUT    SOLE              100000
NATIONAL SEMICONDUCT OR CORP U        PUT   6376400QE        4176      150000
SH   PUT    SOLE              150000
PMC SIERRA                            COM   69344F10         5610      456500
SH          SOLE              456500
POWERWAVE TECH INC                    COM   73936310         2482      184000
SH          SOLE              184000
RF MICRO DEVICES INC.                 COM   74994110         3460      400000
SH          SOLE              400000
S & P DEPOSITORY RECEIPTS TR U        PUT   99O91WBW4      194745     1500000
SH   PUT    SOLE             1500000
SIRF TECHNOLOGIES HOLDING INC.        COM   82967H10         1773       50000
SH          SOLE               50000
SEMICONDUCTOR HLDRS TR DEP RCPT       COM   81663620        16349      450000
SH          SOLE              450000
SEMICONDUCTOR HLDRS TR DEP RCPT       PUT   8166360QU       16707      460000
SH   PUT    SOLE              460000
SONUS NETWORKS INC.                   COM   83591610         2740      500000
SH          SOLE              500000
S & P DEPOSITORY RECEIPTS TR U        PUT   99O936LB4       64915      500000
SH   PUT    SOLE              500000
STELLENT INC                          COM   85856W10          297       25000
SH          SOLE               25000
SIERRA WIRELESS, INC.                 COM   82651610         2336      200000
SH          SOLE              200000
SKYWORKS SOLUTIONS INC.               COM   83088M10          678      100000
SH          SOLE              100000
TERADYNE                              COM   88077010         3102      200000
SH          SOLE              200000
TELKONET INC.                         COM   87960410           85       20000
SH          SOLE               20000
TRIQUINT SEMICONDUCTOR                COM   89674K10         1417      287937
SH          SOLE              287937
TAIWAN SEMICONDUCTOR                  COM   87403910         6036      600000
SH          SOLE              600000
SELECT SECTOR SPDR TR SBI INT-TECH    COM   81369Y80        16605      750000
SH          SOLE              750000




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